Financial Instruments and Risk Management (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Increase Decrease In Income Loss	517
Other receivables - Note 7	19,481	12,575
Credit Concentration Risk [Member]
Other receivables - Note 7	12,223